Goodwill and Intangibles - Summary of Future amortization expense for intangible assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021		$ 18,847
2022		18,847
2023		18,847
2024		18,847
2025		18,847
Thereafter		146,060
Intangibles, Net	$ 230,871	$ 240,295	$ 259,142